Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0000916076
Entity Registrant Name	MARTIN MARIETTA MATERIALS, INC.
Amendment Flag	false